Disclosures About the Temporary Exemption from IFRS 9	12 Months Ended
Dec. 31, 2020
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Disclosures About the Temporary Exemption from IFRS 9
33	DISCLOSURES ABOUT THE TEMPORARY EXEMPTION FROM IFRS 9
According to IFRS 4 Amendments, the Company made the assessment based on the Group’s financial position of 31 December 2015, concluding that the carrying amount of the Group’s liabilities arising from contracts within the scope of IFRS 4, which includes any deposit components or embedded derivatives unbundled from insurance contracts, was significant compared to the total carrying amount of all its liabilities. The percentage of the total carrying amount of its liabilities connected with insurance relative to the total carrying amount of all its liabilities is greater than 90 percent. There had been no significant change in the activities of the Group since then that requires reassessment. Therefore, the Group’s activities are predominantly connected with insurance, meeting the criteria to apply temporary exemption from IFRS 9.
Sino-Ocean, China Unicom, CGB and certain associates of the Group, have adopted IFRS 9. According to IFRS 4 Amendments, the Group elected not to apply uniform accounting policies when using the equity method for these associates.

(a)	The tables below present the fair value of the following groups and fair value changes for the years of financial assets (i) under IFRS 9:

	Fair value as at 31 December
	2020 RMB million	2019 RMB million
Held for trading financial assets	161,570	141,608
Financial assets that are managed and whose performance are evaluated on a fair value basis	—	—
Other financial assets
- Financial assets with contractual terms that give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding (“SPPI”)	1,978,361	1,615,856
- Financial assets with contractual terms that do not give rise to SPPI	929,597	860,644

Total	3,069,528	2,618,108

	Fair value changes for the year ended 31 December
	2020 RMB million	2019 RMB million
Held for trading financial assets	22,414	19,057
Financial assets that are managed and whose performance are evaluated on a fair value basis	—	—
Other financial assets
-Financial assets with contractual terms that give rise to SPPI	(11,064)	6,029
-Financial assets with contractual terms that do not give rise to SPPI	55,151	77,741

Total	66,501	102,827

(i)	Only including securities at fair value through profit or loss, loans (excluding policy loans), available-for-sale securities and held-to-maturity securities.
(b)	The table below presents the credit risk exposure (ii) for aforementioned financial assets with contractual terms that give rise to SPPI:

	Carrying amount (iii)
	As at 31 December 2020 RMB Million	As at 31 December 2019 RMB Million
Domestic
Rating not required (iv)	719,142	657,905
AAA	1,207,034	893,336
AA+	4,197	7,671
AA	170	1,163
AA-	3,000	3,000

Subtotal	1,933,543	1,563,075

Overseas
AAA	—	30
A+	25	4,014
A	3,654	3,541
A-	45	35
BBB+	112	135
BBB-	13	14
Not rated	24	25

Subtotal	3,873	7,794

Total	1,937,416	1,570,869

(c)	The table below presents financial assets without low credit risk for aforementioned financial assets with contractual terms that give rise t o SPPI:

	As at 31 December 2020
	Carrying amount (iii) RMB Million	Fair value RMB Million
Domestic	7,367	4,966
Overseas	24	4

Total	7,391	4,970

	As at 31 December 2019
	Carrying amount (iii) RMB Million	Fair value RMB Million
Domestic	11,834	8,237
Overseas	25	9
Total	11,859	8,246

(ii)
Credit risk ratings for domestic assets are provided by domestic qualified external rating agencies and credit risk ratings for overseas assets are provided by overseas qualified external rating agencies.

(iii)	For financial assets measured at amortised cost, the carrying amount before adjusting impairment allowance is disclosed here.

(iv)	Mainly including government bonds and policy financial bonds.